Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and due from banks	$ 3,696		$ 4,296
Securities purchased under agreements to resell	792		1,058
Interest-bearing deposits in other banks	21		24
Cash and cash equivalents	4,509		5,378
Trading assets	6,279		6,175
Securities available for sale	28,117		26,895
Loans held for sale (loans at fair value: $2,141 and $3,168 as of December 31, 2011 and 2010, respectively)	2,353	[1]	3,501	[1]
Loans (loans at fair value: $433 and $492 as of December 31, 2011 and 2010, respectively)	122,495	[2]	115,975	[2]
Allowance for loan and lease losses	(2,457)		(2,974)
Net loans	120,038		113,001
Premises and equipment	1,564		1,620
Goodwill	6,344		6,323
Other intangible assets (MSRs at fair value: $921 and $1,439 as of December 31, 2011 and 2010, respectively)	1,017		1,571
Other real estate owned	479		596
Other assets	6,159		7,814
Total assets	176,859		172,874
Liabilities and Shareholders' Equity
Noninterest-bearing consumer and commercial deposits	34,359		27,290
Interest-bearing consumer and commercial deposits	91,252		92,735
Total consumer and commercial deposits	125,611		120,025
Brokered time deposits (CDs at fair value: $1,018 and $1,213 of December 31, 2011 and 2010, respectively)	2,281		2,365
Foreign deposits	30		654
Total deposits	127,922		123,044
Funds purchased	839		951
Securities sold under agreements to repurchase	1,644		2,180
Other short-term borrowings	8,983		2,690
Long-term debt (debt at fair value: $1,997 and $2,837 as of December 31, 2011 and 2010, respectively)	10,908	[3]	13,648	[3]
Trading liabilities	1,806		2,678
Other liabilities	4,691		4,553
Total liabilities	156,793		149,744
Preferred stock, no par value	275		4,942
Common stock, $1.00 par value	550		515
Additional paid in capital	9,306		8,403
Retained earnings	8,978		8,542
Treasury stock, at cost, and other	(792)	[4]	(888)	[4]
AOCI, net of tax	1,749		1,616
Total shareholders' equity	20,066		23,130
Total liabilities and shareholders' equity	$ 176,859		$ 172,874
Common shares outstanding	536,967		500,436
Common shares authorized	750,000		750,000
Preferred shares outstanding	3		50
Preferred shares authorized	50,000		50,000
Treasury shares of common stock	12,954		14,231

[1]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316
[2]	Includes loans of consolidated VIEs $3,322 $2,869
[3]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764
[4]	Includes $107 million $129 million as of December 31, 2011 and 2010, respectively, related to noncontrolling interest held.